Share-Based Payments - Schedule of Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-Based Payments - Schedule of Outstanding Stock Options (Details) [Line Items]
Outstanding Beginning, Number of Options	20,939,387	21,804,233
Outstanding Beginning, Weighted Average Exercise Price	$ 2.41	$ 3.47
Outstanding ending, Number of Options	26,865,764	20,939,387
Outstanding ending, Weighted Average Exercise Price	$ 2.64	$ 2.41
Exercisable, December 31, Number of Options	9,515,764	11,112,519
Exercisable, December 31, Weighted Average Exercise Price	$ 1.58	$ 2.01
Granted, Number of Options	9,010,000	13,156,250
Granted, Weighted Average Exercise Price	$ 2.96	$ 2.58
Exercised, Number of Options	(2,644,873)	(3,047,346)
Exercised, Weighted Average Exercise Price	$ 1.5	$ 0.85
Cancelled, Number of Options (in Shares) | shares		(10,633,750)
Cancelled, Weighted Average Exercise Price		$ 5.15
Forfeited, Number of Options	(142,500)
Forfeited, Weighted Average Exercise Price	$ 2.97
Expired, Number of Options	(296,250)	(340,000)
Expired, Weighted Average Exercise Price	$ 5.9	$ 5.47